BUSINESS COMBINATION - Suzhou Zhongse Metal Materials Technology (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2019	Jun. 01, 2019	Dec. 31, 2019	Apr. 29, 2019	Dec. 31, 2018	Jan. 01, 2018
Assets
Intangible assets			¥ 0
Cash and cash equivalents						¥ 2,173,062
Suzhou Zhongse Metal Materials Technology Co., Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	¥ 237	¥ 237
Proportion of voting rights held in subsidiary	100.00%	100.00%
Assets
Property, plant and equipment		¥ 55,746			¥ 55,747
Intangible assets					26,574
Right-of-use assets		26,318
Other current assets		2,229			2,561
Deferred tax assets		143			86
Trade and notes receivables		2,758			3,485
Cash and cash equivalents		136			183
Liabilities
Deferred tax liabilities					(111)
Interest bearing loans and borrowings		(51,908)			(51,908)
Other payables and accrued expenses		33,404			34,536
Trade and notes payables		1,564			1,664
Net assets		454			¥ 417
Net assets acquired		454
Difference recognized in equity		(217)
Total purchase consideration	¥ 237	¥ 237
Suzhou Zhongse Metal Materials Technology Co., Ltd | Zhongse Technology Co., Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				70.00%
Suzhou Zhongse Metal Materials Technology Co., Ltd | Suzhou Research Institute of Non-ferrous Metals Co., Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				30.00%